Customer and Supplier Concentration	12 Months Ended
Mar. 31, 2022
Risks and Uncertainties [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 18 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company’s sales are made to customers that are located primarily in China. For the years ended March 31, 2022 and 2021, no individual customer accounted for more than 10% of the Company’s total revenues.

For the year ended March 31, 2022, Guanxian Chunjiang Ganoderma professional cooperative community and Fuzhou Chenyao Industrial Co., Ltd. contributed approximately 13.4% and 12.5% of total purchases of the Company, respectively, which amounted to $14.7 million and $13.7 million respectively. The accounts payable of Guanxian Chunjiang Ganoderma professional cooperative community and Fuzhou Chenyao Industrial Co., Ltd. amounted to $4.3 million and nil as of March 31, 2022. For the years ended March 31, 2021 and 2020, the Company purchased a substantial portion of raw materials from one third-party supplier (16.84% of total raw materials purchase for the year ended March 31, 2021 and 16.67% of total raw materials purchases for the year ended March 31, 2020). As of March 31, 2021, the amounts due to this vendor was $645,635. As of March 31, 2020, the amounts due to this vendor was $-0-